Average Annual Total Returns - FidelityArizonaMunicipalIncomeFund-PRO - FidelityArizonaMunicipalIncomeFund-PRO - Fidelity Arizona Municipal Income Fund	Oct. 30, 2024
Fidelity Arizona Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.02%
Past 5 years	1.88%
Past 10 years	2.90%
Fidelity Arizona Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.02%
Past 5 years	1.84%
Past 10 years	2.84%
Fidelity Arizona Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.60%
Past 5 years	1.98%
Past 10 years	2.85%
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Past 10 years	3.03%
IXYGL
Average Annual Return:
Past 1 year	5.94%
Past 5 years	2.09%
Past 10 years	3.13%